17. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES - (Details) $ in Thousands	Jun. 30, 2015 USD ($)
2015 (six months)	$ 187
2016	588
2017	160
2018	19
Total	954
Kai Yuan Center
2015 (six months)	5,599
2016	8,514
2017	3,588
2018	205
Total	$ 17,906